CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net income	R$ 14,960.4	R$ 14,891.2	R$ 13,122.6
Depreciation, amortization and impairment	6,417.9	5,956.3	5,396.7
Impairment losses on receivables and inventory	358.4	351.8	200.8
Additions/(reversals) in provisions and employee benefits	233.8	232.7	244.6
Net finance costs	3,609.8	3,423.1	3,205.4
Losses/(gains) on sale of property, plant and equipment and intangible assets	(86.4)	(88.8)	(142.8)
Share-based payment expenses	331.6	313.9	387.6
Income tax expense	75.5	(655.6)	636.6
Share of result of joint ventures	185.3	29.1	115.7
Hedge operations results	(37.9)	(466.6)	(1,852.2)
Other non-cash items included in profit	(9.0)	(17.4)
Cash flow from operating activities before changes in working capital and use of provisions	26,039.4	23,969.7	21,315.0
(Increase)/decrease in trade and other receivables	(1,373.9)	(322.5)	341.4
(Increase)/decrease in inventories	1,300.9	(3,088.0)	(3,499.5)
Increase/(decrease) in trade and other payables	(223.1)	726.6	6,157.5
Cash generated from operations	25,743.3	21,285.8	24,314.4
Interest paid	(666.1)	(826.3)	(498.2)
Interest received	1,248.3	1,095.0	377.1
Dividends received	12.9	6.6	13.1
Income tax paid	(1,627.0)	(919.0)	(1,305.1)
Cash flow from operating activities	24,711.4	20,642.1	22,901.3
Proceeds from sales of property, plant and equipment and intangible assets	154.1	133.9	301.7
Proceeds from sales of subsidiaries’ operations			0.5
Acquisitions of property, plant and equipment and intangible assets	(6,004.1)	(6,533.1)	(7,677.1)
Acquisitions of subsidiaries, net of cash acquired	(46.5)	(3.0)	(133.8)
Acquisitions of other investments	(6.3)	(30.0)	(5.3)
Investments in short-term debt securities and net proceeds/(acquisitions) of debt securities	136.4	1,413.0	(236.0)
Net proceeds/(acquisitions) of other assets	0.4	15.0	15.0
Cash flow from investing activities	(5,766.0)	(5,004.2)	(7,735.0)
Capital increase	14.5	23.8	9.1
Proceeds/(buyback) treasury shares	(119.0)	(54.1)	(44.2)
Acquisitions of non-controlling interest		(0.1)
Proceeds from borrowings	49.8	274.9	315.2
Repayment of borrowings	(227.4)	(230.2)	(2,454.0)
Cash net of finance costs other than interests	(2,731.1)	(3,255.1)	(2,089.6)
Lease Payments	(1,180.1)	(854.7)	(663.2)
Dividends and interest on shareholders’ equity paid	(11,921.9)	(12,242.3)	(11,115.3)
Cash flow from financing activities	(16,115.2)	(16,337.8)	(16,042.0)
Net increase/(decrease) in cash and cash equivalents	2,830.2	(699.9)	(875.7)
Cash and cash equivalents less bank overdrafts at the beginning of the year	14,852.1	16,597.2	17,090.3
Effect of exchange rate fluctuations on cash and cash equivalents	(1,623.3)	(1,045.2)	382.6
Cash and cash equivalents less bank overdrafts at the end of the year	R$ 16,059.0	R$ 14,852.1	R$ 16,597.2